LAND USE RIGHTS, NET (Tables)	12 Months Ended
Dec. 31, 2013
Text Block [Abstract]
Schedule of Land Use Rights, Net
	December 31,
	2013	2012
Altira Macau — Medium-term lease (“Taipa Land”)	$146,434	$143,985
City of Dreams — Medium-term lease (“Cotai Land”)	399,578	376,122
Studio City — Medium-term lease (“Studio City Land”)	653,564	653,564

	$1,199,576	$1,173,671
Less: accumulated amortization	(247,958)	(183,687)

Land use rights, net	$951,618	$989,984